Acquisitions - Terra Nova Narrative (Details) - Terra Nova - CAD ($) $ in Millions	Dec. 31, 2022	Sep. 08, 2021
Disclosure of detailed information about business combination [line items]
Percentage of working interest acquired		2100.00%
Working interest, percentage	3400.00%
Consideration paid for working interest in asset acquisition		$ 3
Cash acquired in asset acquisition		78
Property, plant and equipment acquired in asset acquisition		84
Decommissioning liabilities assumed in asset acquisition		$ 159